UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13 F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2009
                                               -----------------

Check here if Amendment [  ]; Amendment Number: ____
         This Amendment (Check only one): [  ]  is a restatement.
                                          [  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Polaris Equity Management, Inc.
Address: 601 Montgomery Street Suite 700
         San Francisco, California 94111

Form 13F File Number:  28-13000

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it; that all information contained herein is true, correct and complete; and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Nathan Walsh
Title:   Chief Financial Officer
Phone:   (415) 263-5600

Signature, Place, and Date of Signing:

/s/  Nathan Walsh            San Francisco, California          January 26, 2010
-----------------            -------------------------          ----------------
[Signature]                         [City, State]                   [Date]

Report Type (Check only one):

[X] 13F HOLDING REPORT. (Check here if all holdings of this reporting manager are reported for this report.)

[ ] 13F NOTICE. (Check here if all holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ]   13F COMBINATION REPORT.

                             FORM 13 F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0
                                            -----------
Form 13F Information Table Entry Total:     26
                                            -----------
Form 13F Information Table Value Total:     $    37,386
                                            -----------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                         Polaris Equity Management, Inc.
                                    FORM 13F
                                December 31, 2009

                                                                                                                 Voting Authority
                                                                                                             -----------------------
                                 Title of                Value       Shares/   Sh/  Put/  Invstmt  Other
Name of Issuer                   class      CUSIP       (x$1000)     Prn Amt   Prn  Call  Dscretn  Managers    Sole     Shared  None
------------------------------   ---------  ---------   --------     --------  ---  ----  -------  --------  --------   ------  ----
ADVANCED CELL TECHNOLOGY, INC               00752K105         2      20000.000  SH        Sole               20000.000
APPLE INC COM                               037833100        84        400.000  SH        Sole                 400.000
BIOGEN IDEC INC COM                         09062X103      2010      37566.500  SH        Sole               37566.500
CHEVRON CORP COM                            166764100       804      10443.355  SH        Sole               10443.355
CRYSTALLEX INTL CORP COM                    22942F101         4      11700.000  SH        Sole               11700.000
INTEL CORP COM                              458140100        51       2500.000  SH        Sole                2500.000
PIONEER GLOBAL GROUP LIMITED C              G7098N100         0      29332.000  SH        Sole               29332.000
SCHWAB CHARLES CORP COM                     808513105       753      40000.000  SH        Sole               40000.000
SEXTANT PARTNERS LP NSA                     818994105       523     523286.020  SH        Sole              523286.020
AMEX SPDR MATERIALS SELECT SEC              81369Y100      1475      44699.521  SH        Sole               44699.521
ISHARES DJ US OIL & EQUIP                   464288844      1429      33208.559  SH        Sole               33208.559
ISHARES MSCI EAFE INDEX FUND                464287465       325       5871.000  SH        Sole                5871.000
ISHARES MSCI EMERGING MKTS                  464287234      3814      91909.163  SH        Sole               91909.163
ISHARES MSCI EMU INDEX FUND                 464286608      3461      92369.000  SH        Sole               92369.000
ISHARES S&P 500 GROWTH INDEX F              464287309      2022      34862.555  SH        Sole               34862.555
ISHARES S&P 500 VALUE INDEX FU              464287408      1915      36133.978  SH        Sole               36133.978
ISHARES S&P MDCP 400 VALUE FD               464287705      4355      66040.134  SH        Sole               66040.134
ISHARES S&P MIDCAP 400 GROWTH               464287606      2840      36546.838  SH        Sole               36546.838
ISHARES S&P SMALLCAP 600 GROWT              464287887      3018      52812.111  SH        Sole               52812.111
ISHARES S&P SMALLCAP 600 VALUE              464287879      2967      50820.698  SH        Sole               50820.698
POWERSHARES DB AGRICULTURE FUN              73936B408      1365      51611.000  SH        Sole               51611.000
POWERSHARES QQQ                             73935A104      1446      31601.000  SH        Sole               31601.000
SPDR KBW REGIONAL BANKING ETF               78464A698      1146      51514.000  SH        Sole               51514.000
SPDR TR UNIT SER 1                          78462F103      1272      11412.000  SH        Sole               11412.000
VANGUARD INTL US MID CAP VALUE              922908512        72       1623.000  SH        Sole                1623.000
ELAN CORP PLC ADR                           284131208       235      36000.000  SH        Sole               36000.000
REPORT SUMMARY                                     26 DATA RECORDS  37386    0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED